Events after reporting date (Details) $ / shares in Units, $ in Millions					1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 21, 2023 AUD ($)	Feb. 21, 2023 AUD ($) $ / shares	Oct. 25, 2019	May 21, 2018 USD ($) extension_option	Mar. 31, 2023 AUD ($)	Feb. 20, 2023	Dec. 31, 2022 USD ($) extension_option	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)
Events after the reporting period
Loan								$ 383,000,000	$ 200,000
New Century Resources Limited
Events after the reporting period
Proportion of ownership interest in entity							19.90%
US$600 million RCF
Events after the reporting period
Loan				$ 600,000,000			$ 600,000,000
Debt term				3 years
Number of one-year extensions | extension_option				2
Borrowings, term of extension			1 year
Major business combination | New Century Resources Limited
Events after the reporting period
Proportion of ownership interest in entity						19.90%
Major business combination | New Century Resources Limited
Events after the reporting period
Consideration paid	$ 113
Proportion of ownership interest in subsidiary	95.50%
Major business combination | Forecast | New Century Resources Limited
Events after the reporting period
Consideration per share (in AUD per share) | $ / shares		$ 1.10
Consideration paid		$ 120
Refinancing of borrowings | US$1 billion RCF
Events after the reporting period
Loan							$ 1,000,000,000
Debt term							3 years
Number of one-year extensions | extension_option							2
Borrowings, term of extension							1 year
Financial support to related party | New Century Resources Limited
Events after the reporting period
Commitments made by entity, related party transactions					$ 30